Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of key assumptions for awards issued
As a significant majority of the awards (approximately 88% of total awards as of December 31, 2018) were issued on December 22, 2017, the key assumptions utilized to calculate the grant-date fair values for awards issued on this grant date are listed below:

Key Assumptions for awards issued on
December 22, 2017
Expected Volatility	31.1%
Dividend yield	0.87%
Risk-free rate	2.01%

Schedule of additional share-based compensation
The table below provides additional share-based compensation information for the years ended December 31, 2018, 2017, and 2016:

	2018	2017	2016
	(in millions)
Total intrinsic value of options exercised and shares vested	$27	$23	$12
Fair value of shares vested	$26	$17	$14
Cash received from share award exercises	$2	$28	$—
Tax benefit of options exercised and shares vested	$—	$—	$—

CNH EIP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of stock option activity
The following table reflects the stock option activity under the CNH EIP for the year ended December 31, 2018:

	2018
	Shares	Weighted- Average Exercise Price
Outstanding at beginning of year	214,574	$8.78
Forfeited	—	$—
Expired	(11,545)	$8.78
Exercised	(203,029)	$8.78
Outstanding at end of year	—	$—
Exercisable at end of year	—	$—

CNH EIP | Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of performance-based share units
The following table reflects the activity of performance-based share units under CNH Industrial EIP for the year ended December 31, 2018:

	2018
	Performance Shares	Weighted Average Grant-Date Fair Value
Nonvested at beginning of year	6,632,100	$9.14
Granted	617,140	$8.69
Forfeited/Cancelled	(1,940,500)	$6.82
Vested	—	$—
Nonvested at end of year	5,308,740	$7.92

CNH EIP | Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of activity of restricted share units
The following table reflects the activity of restricted share units under CNH Industrial EIP for the year ended December 31, 2018:

	2018
	Restricted Shares	Weighted Average Grant-Date Fair Value
Nonvested at beginning of year	6,092,234	$11.38
Granted	632,840	$11.63
Forfeited	(913,290)	$12.46
Vested	(2,447,337)	$10.27
Nonvested at end of year	3,364,447	$11.88